Selected Income Statement Data	12 Months Ended
Dec. 31, 2014
Selected Income Statement Data [Abstract]
Selected Income Statement Data

Note 18 - Selected Income Statement Data

A.            Selling, general and administrative expenses

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

Selling (1)	14,337	13,906	13,827
General and administrative	7,080	8,456	7,311

	21,417	22,362	21,138

	879	652	1,076

(1)	Including shipping and handling costs

B.           Financial income (expenses), net

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars

Interest expense	(6)	(181)	(163)
Interest income	77	90	38
Re-evaluation of contingent consideration	(258)	(858)	1,037
Re-evaluation expense on liabilities to the OCS	(370)	(504)	(667)
Other, net (*)	(663)	(285)	(12)

	(1,220)	(1,738)	233

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(546), $(188), and $84 in 2014, 2013 and 2012, respectively.